WARRANT LIABILITIES (Detail) - Schedule of Fair Value of Derivative Liabilities	6 Months Ended
Oct. 31, 2015 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Balance, April 30, 2015	$ 1,128,841
Bonus warrants issued pursuant to Second Promissory Notes	130,347
Change in fair value of warrant derivatives	(163,078)
Balance, October 31, 2015	$ 1,096,110